SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Annual Rate of Depreciation on Property and Equipment	Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	33 - 50
Office furniture and equipment	10 - 20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Schedule of New Accounting Pronouncements and Changes In Accounting Principles
The cumulative effects of the changes made to the Company’s consolidated balance sheet as of January 1, 2018 for the adoption of Topic 606 were as follows:

	Balance at December 31, 2017	Adjustments due to Topic 606	Balance at January 1, 2018
Other Assets	$33.6	$25.5	$59.1
Deferred tax asset, net	$119.4	$(6.4)	$113.0
Retained earnings	$8,203.0	$19.1	$8,222.1

Weighted Average Assumptions Used to Estimate the Fair Value of Employee Stock Purchase Plans
The fair value of options granted and Employee Stock Purchase Plan in 2019, 2018 and 2017 is estimated at the date of grant using the following weighted average assumptions:

	Year ended December 31,
Employee Stock Options	2019	2018	2017

Expected volatility	20.78%	21.98%	22.20%
Risk-free interest rate	1.98%	2.67%	1.71%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	4.11	5.13	4.76

Employee Stock Purchase Plan

Expected volatility	18.59%	22.88%	18.21%
Risk-free interest rate	0.8%	1.07%	0.50%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5

Components of Accumulated Other Comprehensive Income (Loss)
The following table shows the components of accumulated other comprehensive income
(loss), net of taxes, for the year ended December 31, 2019:

	Year ended December 31, 2019
	Unrealized gains (losses) on debt securities	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(24.1)	$(0.4)	$(24.5)

Other comprehensive gain before reclassifications	45.8	2.2	48.0
Amounts reclassified from accumulated other comprehensive income	*(0.6)	**(1.2)	(1.8)

Net current-period other comprehensive gain	45.2	1.0	46.2

Ending balance	$21.1	$0.6	$21.7

*)	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2019 for realized losses on marketable securities are included within financial income, net.

**)	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2019 for realized gains on cash flow hedges are included mostly within research and development expenses as well as other operating expenses.